Income Taxes	9 Months Ended
Sep. 30, 2023
Income Taxes
Income Taxes
9.	Income Taxes

The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

The Group’s income/loss before income taxes is as follows:

	Nine Months Ended September 30,
	2022	2023

	(In thousands, except percentage)
Loss from non-China operations	$(423,940)	$(140,608)
Income from China operations	412,646	482,128
Total income (loss) before income tax expenses	$(11,294)	$341,520
Income tax expense (benefits) applicable to non-China operations	$(16,024)	$1,446
Income tax expense applicable to China operations	65,002	71,263
Total income tax expenses	$48,978	$72,709
Effective tax rate for China operations	15.8%	14.8%
Effective tax rate for the Group	(433.7)%	21.3%

The Company generated the majority of its operating income from PRC operations and has recorded income tax provision for the periods presented. The Group’s income (loss) from non-China operations mainly included stock-based compensation, fair value changes through earnings on investments and investment related impairment recorded by the Group’s non-China subsidiaries. The Group’s non-China operations have recognized US$16.0 million reversal of previously recognized deferred tax charges during the nine months ended September 30, 2022, which mainly related to fair value change of investments, as well as a US$1.4 million deferred tax charges during the nine months ended September 30, 2023.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. Preferential tax treatments will be granted to companies conducting businesses in certain encouraged sectors and to entities qualified as “software enterprise”, “key software enterprise” (“KSE”) and/or “high and new technology enterprise” (“HNTE”). Weibo Technology, the Group’s WFOE, was qualified as a “software enterprise” in 2020, it will not enjoy a reduced tax rate for its “software enterprise” status as it has been five years since its first profitable year of 2015 and it has already benefited from the preferential tax treatment of “software enterprise” status from 2015 to 2019. Weibo Technology was also granted the HNTE status for the fiscal years from 2017 to 2023, which entitled the qualified entity a preferential tax rate of 15% in 2022 and 2023. Its qualification as a HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. In addition, certain of the Group’s other PRC entities are also qualified as a “software enterprise”, and/or HNTE, and currently enjoy the respective preferential tax treatments.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC (“STA”) announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2020. The deadline for enjoying this preferential R&D deduction policy was extended to December 31, 2023 as announced in March 2021 by STA. In March 2023, the STA announced that enterprises engaging in research and development activities would be entitled to claim 200% of their research and development expenses as R&D Deduction since January 1, 2023.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%.

The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006 and subsequent amendments, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE).

The operations of the Group’s WFOE in China are invested and held by Weibo HK. If the Company is regarded as a PRC non-resident enterprise and Weibo HK is regarded as a PRC resident enterprise, Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. Under such circumstances, if Weibo HK is deemed to be a “PRC resident enterprise”, the dividends distributed from Weibo Technology to Weibo HK is not subject to dividend withholding tax. Also, Weibo HK would be subject to PRC enterprise income tax on at a rate of 25%. If the Company and Weibo HK is regarded as a PRC non-resident enterprise and subject to specific conditions, Weibo Technology may be allowed to pay a 5% withholding tax for any dividends payable to Weibo HK.